THE CRM FUNDS

                              SMALL CAP VALUE FUND
                               MID CAP VALUE FUND
                              LARGE CAP VALUE FUND
                                   VALUE FUND

                      SUPPLEMENT DATED FEBRUARY 1, 1999 TO
                        PROSPECTUS DATED FEBRUARY 1, 1999


Institutional Shares of Large Cap Value Fund and Value Fund are currently not offered for sale.





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                                  THE CRM FUNDS

                              SMALL CAP VALUE FUND
                               MID CAP VALUE FUND
                              LARGE CAP VALUE FUND
                                   VALUE FUND

                      SUPPLEMENT DATED FEBRUARY 1, 1999 TO
                        PROSPECTUS DATED FEBRUARY 1, 1999


Investor Shares of Mid Cap Value Fund are currently not offered for sale.